Transamerica Large Value Opportunities

SCHEDULE OF INVESTMENTS
At July 31, 2025
(unaudited)

	Shares	Value
COMMON STOCKS - 98.7%
Aerospace & Defense - 1.3%
HEICO Corp.	619	$ 202,289
Lockheed Martin Corp.	7,089	2,984,327
		3,186,616
Air Freight & Logistics - 0.1%
United Parcel Service, Inc., Class B	2,801	241,334
Banks - 8.1%
Bank of America Corp.	16,962	801,794
Citigroup, Inc.	19,048	1,784,798
Citizens Financial Group, Inc.	2,867	136,813
East West Bancorp, Inc.	9,689	971,322
Huntington Bancshares, Inc.	26,230	430,959
JPMorgan Chase & Co.	33,529	9,932,631
PNC Financial Services Group, Inc.	15,728	2,992,567
Regions Financial Corp.	22,886	579,702
Truist Financial Corp.	6,612	289,011
U.S. Bancorp	34,362	1,544,915
Wells Fargo & Co.	1,008	81,275
		19,545,787
Beverages - 1.7%
Coca-Cola Co.	4,033	273,800
PepsiCo, Inc.	28,074	3,871,966
		4,145,766
Biotechnology - 1.2%
AbbVie, Inc.	3,556	672,155
Amgen, Inc.	6,335	1,869,459
Exelixis, Inc. (A)	11,970	433,553
		2,975,167
Broadline Retail - 1.2%
Amazon.com, Inc. (A)	7,885	1,845,957
eBay, Inc.	10,496	963,008
		2,808,965
Building Products - 1.7%
A.O. Smith Corp.	11,494	813,660
Allegion PLC	9,155	1,518,998
Johnson Controls International PLC	1,901	199,605
Trane Technologies PLC	3,486	1,527,147
		4,059,410
Capital Markets - 5.2%
Ameriprise Financial, Inc.	1,499	776,767
Cboe Global Markets, Inc.	3,105	748,429
Charles Schwab Corp.	17,171	1,678,122
Goldman Sachs Group, Inc.	1,720	1,244,575
Interactive Brokers Group, Inc., Class A	22,980	1,506,569
Intercontinental Exchange, Inc.	1,179	217,915
Moody's Corp.	1,602	826,199
Morningstar, Inc.	2,029	560,937
Nasdaq, Inc.	452	43,491
S&P Global, Inc.	1,270	699,897
SEI Investments Co.	26,021	2,292,971
Tradeweb Markets, Inc., Class A	13,936	1,930,833
		12,526,705
	Shares	Value
COMMON STOCKS (continued)
Chemicals - 1.9%
CF Industries Holdings, Inc.	5,043	$ 468,142
Ecolab, Inc.	8,397	2,197,999
Linde PLC	3,135	1,442,915
PPG Industries, Inc.	5,281	557,145
		4,666,201
Commercial Services & Supplies - 0.4%
Cintas Corp.	4,720	1,050,436
Communications Equipment - 3.1%
Arista Networks, Inc. (A)	12,817	1,579,311
Cisco Systems, Inc.	31,599	2,151,260
F5, Inc. (A)	6,395	2,004,321
Motorola Solutions, Inc.	3,868	1,697,974
		7,432,866
Consumer Finance - 1.7%
Capital One Financial Corp.	16,905	3,634,575
Synchrony Financial	4,975	346,608
		3,981,183
Consumer Staples Distribution & Retail - 0.1%
Dollar General Corp.	913	95,773
Walmart, Inc.	2,162	211,833
		307,606
Containers & Packaging - 0.9%
Ball Corp.	17,710	1,014,075
Crown Holdings, Inc.	11,973	1,189,637
		2,203,712
Diversified Telecommunication Services - 1.1%
Liberty Global Ltd., Class C (A)(B)	39,285	401,885
Verizon Communications, Inc.	53,892	2,304,422
		2,706,307
Electric Utilities - 2.6%
Edison International	44,881	2,339,198
FirstEnergy Corp.	16,901	721,842
NRG Energy, Inc.	12,487	2,087,826
OGE Energy Corp.	22,706	1,031,306
		6,180,172
Electronic Equipment, Instruments & Components - 1.2%
TE Connectivity PLC	13,990	2,878,443
Energy Equipment & Services - 0.9%
Baker Hughes Co.	45,381	2,044,414
Entertainment - 0.2%
Netflix, Inc. (A)	428	496,223
Financial Services - 5.0%
Berkshire Hathaway, Inc., Class B (A)	17,375	8,198,915
Mastercard, Inc., Class A	4,013	2,273,244
MGIC Investment Corp.	15,535	402,357
PayPal Holdings, Inc. (A)	15,736	1,082,007
		11,956,523
Transamerica Funds

Transamerica Large Value Opportunities

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Gas Utilities - 1.2%
National Fuel Gas Co.	19,177	$ 1,664,372
UGI Corp.	31,396	1,135,907
		2,800,279
Ground Transportation - 1.0%
Union Pacific Corp.	10,846	2,407,487
Health Care Equipment & Supplies - 2.1%
Becton Dickinson & Co.	8,941	1,593,733
Dentsply Sirona, Inc.	12,592	180,192
ResMed, Inc.	7,550	2,053,147
STERIS PLC	5,841	1,322,928
		5,150,000
Health Care Providers & Services - 3.8%
Cigna Group	6,998	1,871,125
CVS Health Corp.	27,878	1,731,224
DaVita, Inc. (A)	3,214	451,149
HCA Healthcare, Inc.	1,317	466,205
Humana, Inc.	2,253	562,957
McKesson Corp.	1,014	703,250
Tenet Healthcare Corp. (A)	6,032	972,841
UnitedHealth Group, Inc.	5,104	1,273,754
Universal Health Services, Inc., Class B	6,400	1,065,280
		9,097,785
Health Care REITs - 0.7%
Omega Healthcare Investors, Inc.	41,850	1,627,965
Hotels, Restaurants & Leisure - 1.3%
Booking Holdings, Inc.	394	2,168,600
Hilton Worldwide Holdings, Inc.	3,629	972,862
		3,141,462
Household Durables - 0.3%
NVR, Inc. (A)	88	664,355
Household Products - 3.8%
Clorox Co.	5,200	652,912
Colgate-Palmolive Co.	26,771	2,244,748
Kimberly-Clark Corp.	18,725	2,333,510
Procter & Gamble Co.	25,129	3,781,161
		9,012,331
Independent Power & Renewable Electricity Producers - 0.7%
Clearway Energy, Inc., Class C	53,870	1,757,778
Insurance - 2.7%
Allstate Corp.	13,006	2,643,469
Cincinnati Financial Corp.	5,218	769,707
Hartford Insurance Group, Inc.	8,071	1,003,952
Progressive Corp.	1,617	391,379
Travelers Cos., Inc.	3,430	892,623
Unum Group	11,010	790,628
		6,491,758
Interactive Media & Services - 6.9%
Alphabet, Inc., Class A	7,383	1,416,798
	Shares	Value
COMMON STOCKS (continued)
Interactive Media & Services (continued)
Alphabet, Inc., Class C	2,679	$ 516,672
Meta Platforms, Inc., Class A	19,048	14,732,485
		16,665,955
IT Services - 0.8%
Amdocs Ltd.	5,641	481,516
Cognizant Technology Solutions Corp., Class A	19,028	1,365,449
International Business Machines Corp.	282	71,388
		1,918,353
Life Sciences Tools & Services - 0.9%
Avantor, Inc. (A)	37,347	501,944
Danaher Corp.	3,802	749,602
Thermo Fisher Scientific, Inc.	1,853	866,611
		2,118,157
Machinery - 2.5%
Caterpillar, Inc.	108	47,306
Illinois Tool Works, Inc.	11,868	3,037,852
PACCAR, Inc.	30,317	2,994,107
		6,079,265
Media - 0.8%
Charter Communications, Inc., Class A (A)	4,004	1,078,517
Fox Corp., Class B	18,005	920,776
		1,999,293
Metals & Mining - 0.5%
Reliance, Inc.	3,780	1,096,691
Office REITs - 0.5%
Vornado Realty Trust	30,864	1,185,795
Oil, Gas & Consumable Fuels - 6.1%
Cheniere Energy, Inc.	6,600	1,556,808
Chevron Corp.	13,961	2,117,046
ConocoPhillips	37,679	3,592,316
Devon Energy Corp.	17,548	582,944
Exxon Mobil Corp.	61,884	6,908,730
		14,757,844
Passenger Airlines - 0.1%
United Airlines Holdings, Inc. (A)	3,572	315,443
Pharmaceuticals - 3.7%
Bristol-Myers Squibb Co.	60,055	2,600,982
Jazz Pharmaceuticals PLC (A)	4,565	523,286
Johnson & Johnson	12,303	2,026,796
Merck & Co., Inc.	40,871	3,192,843
Organon & Co.	9,486	92,014
Zoetis, Inc.	3,085	449,762
		8,885,683
Professional Services - 2.3%
Automatic Data Processing, Inc.	5,366	1,660,777
Booz Allen Hamilton Holding Corp.	2,532	271,760
Broadridge Financial Solutions, Inc., ADR	6,389	1,581,341
Transamerica Funds

Transamerica Large Value Opportunities

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)
	Shares	Value
COMMON STOCKS (continued)
Professional Services (continued)
Genpact Ltd.	8,037	$ 354,030
Leidos Holdings, Inc.	10,020	1,599,693
		5,467,601
Retail REITs - 1.1%
Kimco Realty Corp.	28,595	607,072
Simon Property Group, Inc.	13,005	2,130,089
		2,737,161
Semiconductors & Semiconductor Equipment - 3.2%
Cirrus Logic, Inc. (A)	8,336	839,519
Lam Research Corp.	8,621	817,616
NVIDIA Corp.	13,805	2,455,495
QUALCOMM, Inc.	24,148	3,543,960
		7,656,590
Software - 2.2%
Gen Digital, Inc.	17,462	514,954
Intuit, Inc.	2,462	1,932,990
Oracle Corp.	5,841	1,482,271
Salesforce, Inc.	5,587	1,443,290
		5,373,505
Specialized REITs - 1.2%
Digital Realty Trust, Inc.	13,859	2,445,282
Equinix, Inc.	633	497,013
		2,942,295
Specialty Retail - 3.7%
Home Depot, Inc.	15,692	5,766,967
Lowe's Cos., Inc.	12,088	2,702,514
TJX Cos., Inc.	3,207	399,368
Williams-Sonoma, Inc.	759	141,971
		9,010,820
Technology Hardware, Storage & Peripherals - 1.8%
Apple, Inc.	10,865	2,255,248
NetApp, Inc.	9,485	987,673
Seagate Technology Holdings PLC	7,543	1,184,327
		4,427,248
Textiles, Apparel & Luxury Goods - 0.3%
Ralph Lauren Corp.	2,177	650,379
	Shares	Value
COMMON STOCKS (continued)
Tobacco - 1.5%
Altria Group, Inc.	54,097	$ 3,350,768
Philip Morris International, Inc.	1,281	210,148
		3,560,916
Trading Companies & Distributors - 0.4%
Ferguson Enterprises, Inc.	4,667	1,042,281
Wireless Telecommunication Services - 1.0%
T-Mobile U.S., Inc.	10,486	2,499,967
Total Common Stocks (Cost $210,541,496)		237,936,278
EXCHANGE-TRADED FUND - 1.1%
U.S. Equity Fund - 1.1%
iShares Russell 1000 Value ETF (B)(C)	13,823	2,701,291
Total Exchange-Traded Fund (Cost $2,601,023)		2,701,291
OTHER INVESTMENT COMPANY - 0.9%
Securities Lending Collateral - 0.9%
State Street Navigator Securities Lending Trust - Government Money Market Portfolio, 4.27% (D)	2,078,066	2,078,066
Total Other Investment Company (Cost $2,078,066)		2,078,066

	Principal	Value
REPURCHASE AGREEMENT - 0.2%
Fixed Income Clearing Corp., 1.80% (D), dated 07/31/2025, to be repurchased at $576,373 on 08/01/2025. Collateralized by a U.S. Government Obligation, 3.75% due 04/30/2027, and with a value of $588,016.	$ 576,344	576,344
Total Repurchase Agreement (Cost $576,344)		576,344
Total Investments (Cost $215,796,929)		243,291,979
Net Other Assets (Liabilities) - (0.9)%		(2,240,437)
Net Assets - 100.0%		$ 241,051,542
INVESTMENT VALUATION:

Valuation Inputs (E)
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs	Value
ASSETS
Investments
Common Stocks	$237,936,278	$—	$—	$237,936,278
Exchange-Traded Fund	2,701,291	—	—	2,701,291
Other Investment Company	2,078,066	—	—	2,078,066
Repurchase Agreement	—	576,344	—	576,344
Total Investments	$242,715,635	$576,344	$—	$243,291,979
Transamerica Funds

Transamerica Large Value Opportunities

SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)
FOOTNOTES TO SCHEDULE OF INVESTMENTS:
(A)	Non-income producing security.
(B)
All or a portion of the security is on loan. The total value of the securities on loan is $2,741,645, collateralized by cash collateral of $2,078,066 and non-cash collateral, such as U.S. government securities of $721,193. The amount on loan indicated may not correspond with the securities on loan identified because a security with pending sales are in the process of recall from the brokers.

(C)	The shareholder reports for the iShares ETFs can be found at the following location: https://blackrock.com/fundreports.
(D)	Rate disclosed reflects the yield at July 31, 2025.
(E)
There were no transfers in or out of Level 3 during the period ended July 31, 2025. Please reference the Investment Valuation section of the Notes to
Schedule of Investments for more information regarding investment valuation and pricing inputs.

PORTFOLIO ABBREVIATION(S):
ADR	American Depositary Receipt
REIT	Real Estate Investment Trust
Transamerica Funds

Transamerica Large Value Opportunities

NOTES TO SCHEDULE OF INVESTMENTS
At July 31, 2025
(unaudited)
INVESTMENT VALUATION
Transamerica Large Value Opportunities (the "Fund") is a series of the Transamerica Funds.
Transamerica Asset Management, Inc. (“TAM”) has been designated as the Fund's valuation designee pursuant to Rule 2a-5 under the Investment Company Act of 1940, as amended, with responsibility for fair valuation subject to oversight by the Fund's Board of Trustees. The net asset value of the Fund is computed as of the official close of the New York Stock Exchange (“NYSE”) each day the NYSE is open for business.
TAM utilizes various methods to measure the fair value of its investments on a recurring basis. Generally Accepted Accounting Principles in the United States of America establishes a hierarchy that prioritizes inputs to valuation methods. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The three levels ("Levels") of inputs of the fair value hierarchy are defined as follows:
Level 1—Unadjusted quoted prices in active markets for identical securities.
Level 2—Inputs, other than quoted prices included in Level 1, which are observable, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.
Level 3—Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include TAM's own assumptions used in determining the fair value of the Fund's investments.
The inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy that is assigned to the fair value measurement of a security is determined based on the lowest Level input that is significant to the fair value measurement in its entirety. Certain investments that are measured at fair value using Net Asset Value (“NAV”) per share, or its equivalent, using the "practical expedient" have not been classified in the fair value Levels. The hierarchy classification of inputs used to value the Fund's investments at July 31, 2025, is disclosed within the Investment Valuation section of the Schedule of Investments.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, but not limited to, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is generally greatest for instruments categorized in Level 3. Due to the inherent uncertainty of valuation, the determination of values may differ significantly from values that would have been realized had a ready market for investments existed, and the differences could be material.
Fair value measurements: Descriptions of the valuation techniques applied to the Fund's significant categories of assets and liabilities measured at fair value on a recurring basis are as follows:
Equity securities: Securities are stated at the last reported sales price or closing price on the day of valuation taken from the primary exchange where the security is principally traded. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized in Level 1 of the fair value hierarchy. Equities traded on inactive markets or valued by reference to similar instruments are generally categorized in Level 2 or Level 3 if inputs are unobservable.
Foreign equity securities: Securities in which the primary trading market closes at the same time or after the NYSE, are valued based on quotations from the primary market in which they are traded and are categorized in Level 1. Because many foreign securities markets and exchanges close prior to the close of the NYSE, closing prices for foreign securities in those markets or on those exchanges do not reflect the events that occur after that close. Certain foreign securities may be fair valued using a pricing service that considers the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, or ETFs and the movement of certain indices of securities based on a statistical analysis of their historical relationship; such valuations generally are categorized in Level 2.
Exchange-traded funds ("ETF"): ETFs are stated at the last reported sale price or closing price on the day of valuation taken from the primary exchange where the ETF is principally traded. ETFs are generally categorized in Level 1 of the fair value hierarchy.
Transamerica Funds

Transamerica Large Value Opportunities

NOTES TO SCHEDULE OF INVESTMENTS (continued)
At July 31, 2025
(unaudited)
Securities lending collateral: Securities lending collateral is invested in a money market fund which is valued at the actively traded NAV and no valuation adjustments are applied. Securities lending collateral is categorized in Level 1 of the fair value hierarchy.
Repurchase agreements: Repurchase agreements are valued at cost, which approximates fair value. To the extent the inputs are observable and timely, the values are generally categorized in Level 2 of the fair value hierarchy.
Transamerica Funds